Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenues
Gain (loss) on derivative contracts	$ (83,642)	$ (9,614)	$ 78,054		$ (6,797)	$ 0
Total revenues	14,897	91,356	517,821		159,588	54,965
Operating expenses
Production expenses	14,846	8,355	47,600		16,872	5,090
Gathering, transportation and processing			0		18,602	5,920
Production taxes	5,039	2,386	17,579		3,685	1,087
Exploration expenses	12,488	7,850	43,303		32,629	5,258
Depreciation, depletion, amortization and accretion	41,572	21,865	123,922		37,376	24,996
General and administrative	15,825	14,020	60,874		31,357	5,581
Gain on sale of oil and natural gas properties			0		(838)	0
Gain on sale of other assets	(664)	0
Total operating expenses	89,106	54,476	293,278		139,683	47,932
Total operating (loss) income	(74,209)	36,880	224,543		19,905	7,033
Other income (expense)
Interest expense, net	(6,744)	(1,799)	(8,352)		(1,461)	(86)
Other income			0		13	0
Net (loss) income before income taxes	(80,953)	35,081	216,191		18,457	6,947
Income tax benefit	(22,897)	0	356,862		0	0
Net (loss) income	$ (58,056)	$ 35,081	$ (140,671)	[1]	$ 18,457	$ 6,947
Earnings (loss) per share
Basic (usd per share)	$ (0.38)	$ 0.23	$ (0.92)		$ 0.18	$ 0.11
Diluted (usd per share)	$ (0.38)	$ 0.23	$ (0.92)		$ 0.18	$ 0.11
Weighted average number of shares outstanding
Basic (shares)	152,540	151,294	152,232		100,473	62,394
Diluted (shares)	152,540	151,294	152,232		100,473	62,394
Oil sales
Revenues
Revenues	$ 60,571	$ 63,692	$ 275,239		$ 76,876	$ 30,565
Natural gas sales
Revenues
Revenues	10,592	6,558	46,966		46,303	16,093
Natural gas sales | Affiliates
Revenues
Revenues	11,189	10,332	29,090		2,908	0
Natural gas liquid sales
Revenues
Revenues	8,338	11,939	51,467		35,217	8,307
Natural gas liquid sales | Affiliates
Revenues
Revenues	$ 7,849	$ 8,449	$ 37,005		$ 5,081	$ 0

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.